THIS FILING LISTS SECURITIES HOLDINGS REPORTED ON THE FORM 13F FILED ON AUGUST
 14, 2006 PURSUANT TO A REQUEST FOR CONFIDENTIAL TREATMENT AND FOR WHICH SUCH
             CONFIDENTIAL TREATMENT EXPIRED ON FEBRUARY 14, 2007

                                 UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                             Washington, DC 20549

                                   Form 13F

                              Form 13F COVER PAGE


Report for the Calendar Year or Quarter Ended: June 30, 2006
                                               -------------


Check here if Amendment [  ]: Amendment Number: 2
                                                ----------------

        This Amendment (Check only one):  [ ]  is a restatement
                                          [X]  adds new holdings entries


Institutional Investment Manager Filing this Report:

Name:             Magnetar Financial LLC
Address:          1603 Orrington Avenue
                  13th Floor
                  Evanston, IL 60201


Form 13F File Number:  028-11800
                       -----------------


The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:             Michael Turro
Title:            Chief Compliance Officer
Phone:            847-905-4690

Signature, Place and Date of Signing:


/s/ Michael Turro               Evanston IL              February 14, 2007
-----------------------------   ------------------       -----------------
         [Signature]                 [City, State]                 [Date]

                            MAGNETAR FINANCIAL LLC
                                   FORM 13F
                         Quarter Ended June 30, 2006


Report Type (Check only one):

|X| 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)


|_| 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)


|_| 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                             FORM 13F SUMMARY PAGE

Report Summary:


Number of Other Included Managers:                        0
                                                ----------------------

Form 13F Information Table Entry Total:                   3
                                                ----------------------

Form 13F Information Table Value Total:                $118,214
                                                ----------------------

                                                    (in thousands)

List of Other Included Managers:


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.



         None

                                                      MAGNETAR FINANCIAL LLC
                                                              FORM 13F
                                                   Quarter Ended June 30, 2006

-----------------------------------------------------------------------------------------------------------------------------------
                            CLASS                  VALUE    SHRS OR   SH/  PUT/   INVESTMENT    OTHER           VOTING AUTHORITY
                            -----                  -----    -------   ---  ----   ----------    -----           ----------------
NAME OF ISSUER               TITLE       CUSIP    (X$1,000) PRN AMT   PRN   CALL  DISCRETION   MANAGERS     SOLE      SHARED   NONE
--------------               -----       -----    --------- -------   ---   ----  ----------   --------     ----      ------   ----
-----------------------------------------------------------------------------------------------------------------------------------

BELLSOUTH CORP                COM    079860102   $54,300  1,500,000    SH         SOLE                   1,500,000
-----------------------------------------------------------------------------------------------------------------------------------
CAPITAL ONE FINL CORP         COM    14040H105   $17,329    202,800    SH         SOLE                     202,800
-----------------------------------------------------------------------------------------------------------------------------------
NORTH FORK BANCORPORATION NY  COM    659424105   $46,585  1,544,100    SH         SOLE                   1,544,100
-----------------------------------------------------------------------------------------------------------------------------------